Statements Of Operations - USD ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
INVESTMENT INCOME:
Interest income		$ 3,066,530	$ 1,749,536	$ 941,571
EXPENSES:
Brokerage and custodial fees		9,946,220	12,462,252	13,188,987
Administrative expenses		1,041,158	1,440,217	1,192,572
Custody fees and other expenses		34,453	40,692	40,333
Management fees		560,465	541,502	460,718
Total expenses		11,582,296	14,484,663	14,882,610
Managing Owner commission rebate to Unitholders		(627,923)	(745,218)	(777,662)
Net expenses		10,954,373	13,739,445	14,104,948
NET INVESTMENT LOSS		(7,887,843)	(11,989,909)	(13,163,377)
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Futures and forward currency contracts		(3,142,047)	25,845,691	34,149,842
Foreign exchange translation		68,661	511,894	(300,159)
Net change in unrealized:
Futures and forward currency contracts		6,765,880	(8,095,337)	805,212
Foreign exchange translation		(292,665)	422,183	(67,379)
Net gains (losses) from U.S. Treasury notes:
Realized		9,227	(4,782)
Net change in unrealized		211,261	(141,582)	60,019
TOTAL NET REALIZED AND UNREALIZED GAINS (LOSSES)		3,620,317	18,538,067	34,647,535
NET INCOME (LOSS)		(4,267,526)	6,548,158	21,484,158
LESS PROFIT SHARE TO (FROM) MANAGING OWNER		68,133	308,026	551,582
NET INCOME (LOSS) AFTER PROFIT SHARE TO (FROM) MANAGING OWNER		(4,335,659)	6,240,132	20,932,576
Series 1 Unitholders [Member]
Net gains (losses) from U.S. Treasury notes:
LESS PROFIT SHARE TO (FROM) MANAGING OWNER
NET INCOME (LOSS) AFTER PROFIT SHARE TO (FROM) MANAGING OWNER		$ (5,270,031)	$ 3,900,500	$ 17,018,356
NET INCOME (LOSS) PER UNIT OUTSTANDING
Unitholders		$ (32.83)	$ 22.18	$ 104.24
Series 2 Unitholders [Member]
Net gains (losses) from U.S. Treasury notes:
LESS PROFIT SHARE TO (FROM) MANAGING OWNER
NET INCOME (LOSS) AFTER PROFIT SHARE TO (FROM) MANAGING OWNER			$ 406	$ 4,475
NET INCOME (LOSS) PER UNIT OUTSTANDING
Unitholders	[1]		$ 60.16	$ 156.98
Series 3 Unitholders [Member]
Net gains (losses) from U.S. Treasury notes:
LESS PROFIT SHARE TO (FROM) MANAGING OWNER
NET INCOME (LOSS) AFTER PROFIT SHARE TO (FROM) MANAGING OWNER		$ 484,718	$ 1,455,608	$ 2,298,143
NET INCOME (LOSS) PER UNIT OUTSTANDING
Unitholders		$ 26.88	$ 81.99	$ 161.47
Series 4 Unitholders [Member]
Net gains (losses) from U.S. Treasury notes:
LESS PROFIT SHARE TO (FROM) MANAGING OWNER
NET INCOME (LOSS) AFTER PROFIT SHARE TO (FROM) MANAGING OWNER		$ 266,847	$ 510,072	$ 709,240
NET INCOME (LOSS) PER UNIT OUTSTANDING
Unitholders		$ 72.59	$ 156.87	$ 264.30
Series 5 Unitholders [Member]
Net gains (losses) from U.S. Treasury notes:
LESS PROFIT SHARE TO (FROM) MANAGING OWNER
NET INCOME (LOSS) AFTER PROFIT SHARE TO (FROM) MANAGING OWNER		$ 46,702
NET INCOME (LOSS) PER UNIT OUTSTANDING
Unitholders	[2]	$ 89.56

[1]	For the eight months ended August 31, 2017, date of full redemption.
[2]	Series 5 Units were first issued on April 1, 2018.